PLEDGED ASSETS (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 32,665.5	€ 24,811.3
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	6,631.1
Pledged amounts relating to bonds covered with mortgage loans	8,800
Special Greek government bonds	787
Floating Rate notes issued under the government guaranteed borrowing facility held by the Bank.	14,798.3
Loans And Advances To Customers pledged with Bank of Greece	€ 17,234.4